CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest in Associate companies
Net income	R$ 15,558,938	R$ 2,388,054	R$ 1,216,887
Total comprehensive income (loss) recognized in the year	16,812,883	4,653,996	1,589,369
Associate companies
Interest in Associate companies
Net income	37,231	42,008	31,249
Total comprehensive income (loss) recognized in the year	R$ 37,231	R$ 42,008	R$ 31,249
Dona Francisca Energtica S.A.
Interest in Associate companies
Equity Interests (as a percent)	51.82%	51.82%	51.82%